Government grant advances and loans - Government Grant Advances (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) project	Dec. 31, 2019 EUR (€) project	Dec. 31, 2017 USD ($) project	Dec. 31, 2017 EUR (€) project
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Number of collaborative projects	2	2	1	1
Amount funded from government grant advances	$ 963	€ 856	$ 386	€ 349
Minimum
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Term of collaborative project			1 year	1 year
Maximum
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Term of collaborative project	3 years	3 years	4 years	4 years